Allowance for Doubtful Accounts, Sales Returns and Discounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 15,186	$ 15,186	$ 16,727
Charges (credits) to earnings	173	0	(1,541)
Amounts utilized	0	0	0
Balance at end of year	$ 15,359	$ 15,186	$ 15,186